Provisions (Tables)	12 Months Ended
Dec. 31, 2025
Provisions [abstract]
Disclosure of movements in provisions

	Redundancy and restructuring	Customer redress	Legal, competition and regulatory matters	Onerous contracts	Sundry provisions	Total
	£m	£m	£m	£m	£m	£m
Barclays Bank Group
As at 1 January 2025	87	13	58	—	158	316
Additions	141	9	102	16	65	333
Amounts utilised	(109)	(4)	(77)	—	(28)	(218)
Unused amounts reversed	(53)	(3)	(3)	—	(5)	(64)
Exchange and other movements	(2)	1	(1)	—	3	1
As at 31 December 2025	64	16	79	16	193	368
Undrawn contractually committed facilities and guarantees
As at 1 January 2025						420
Net change in expected credit loss provision and other movements						(22)
As at 31 December 2025						398
Total provisions
As at 1 January 2025						736
As at 31 December 2025						766